Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Schedule of Reconciliation of Change in Net Assets Available for Plan Benefits

The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500 as of December 31, 2024:

December 31, 2024
Net assets available for plan benefits per the financial statements	$ 325,611,662

Common collective trust fund market adjustment	(1,973,636)
Net assets available for plan benefits per the Form 5500	$ 323,638,026

The following is a reconciliation of change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2024:

December 31, 2024
Net additions in net assets available for plan benefits per the financial statements	$ 29,479,559
Common collective trust fund market adjustment	(1,973,636)
Net additions in net assets available for plan benefits per the Form 5500	$ 27,505,923